REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 37,381	$ 52,099	$ 54,808
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	20,621	30,873	33,631
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,342	6,046	6,118
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,418	15,180	15,059
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	29,774	42,019	46,144
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,775	25,075	29,092
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	814	2,070	2,391
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,185	14,874	14,661
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,607	10,080	8,664
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,846	5,798	4,539
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,528	3,976	3,727
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 233	$ 306	$ 398